Securities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term securities
Current securities	$ 30,293,000	$ 19,256,000
Equity
Short-term securities
Securities at FVTPL, publicly traded	1,598,000	4,939,000
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	2,435,000	3,625,000
Investment funds
Short-term securities
Securities at FVTPL, unlisted	1,675,000	2,761,000
Debt securities
Short-term securities
Securities at FVTPL, unlisted	774,000	770,000
Securities at FVTOCI, publicly traded	26,246,000	10,786,000
Sovereign bonds issued by a government
Long-term securities
Debt securities at FVOCI	$ 9,388,000	$ 10,461,000
Sovereign bonds, Percent on total short-term securities	31.00%	54.00%
Sovereign bonds issued by a another European government
Long-term securities
Debt securities at FVOCI	$ 16,541,000	$ 0
Sovereign bonds, Percent on total short-term securities	55.00%	0.00%